Consolidated Statements of Shareholders' Equity ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	Common Stock [Member] CNY (¥) shares	Common Stock [Member] USD ($) shares	Additional paid-in Capital [Member] CNY (¥)	Additional paid-in Capital [Member] USD ($)	Accumulated other comprehensive (losses) / income [Member] CNY (¥)	Accumulated other comprehensive (losses) / income [Member] USD ($)	Accumulated deficit [Member] CNY (¥)	Accumulated deficit [Member] USD ($)
Beginning balance at Dec. 31, 2014	¥ 607,358		¥ 770		¥ 1,000,958		¥ (17,218)		¥ (377,152)
Beginning balance, Shares at Dec. 31, 2014 | shares			9,017,310	9,017,310
Net income (loss)	4,062								4,062
Foreign currency translation adjustment	26,046						26,046
Unrealized gain (loss) on available-for-sale Securities	(2,811)						(2,811)
Ending balance at Dec. 31, 2015	634,655		¥ 770		1,000,958		6,017		(373,090)
Ending balance, Shares at Dec. 31, 2015 | shares			9,017,310	9,017,310
Net income (loss)	613								613
Foreign currency translation adjustment	47,437						47,437
Unrealized gain (loss) on available-for-sale Securities	(2,968)						(2,968)
Ending balance at Dec. 31, 2016	679,737		¥ 770		1,000,958		50,486		(372,477)
Ending balance, Shares at Dec. 31, 2016 | shares			9,017,310	9,017,310
Net income (loss)	6,545	$ 1,006							6,545
Foreign currency translation adjustment	(50,891)	(7,822)					(50,891)
Unrealized gain (loss) on available-for-sale Securities	2,066	318					2,066
Ending balance at Dec. 31, 2017	¥ 637,457	$ 97,975	¥ 770	$ 118	¥ 1,000,958	$ 153,844	¥ 1,661	$ 256	¥ (365,932)	$ (56,243)
Ending balance, Shares at Dec. 31, 2017 | shares			9,017,310	9,017,310